Financial instruments - Trade and Other Payables Details (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Accounts payable, current	$ 448,154	$ 441,780
Other accounts payable, current	1,007	2,163
Prepayments from customers, current	22,288	5,690
Total, current	471,449	449,633
Accounts payable, noncurrent	0	0
Other accounts payable, noncurrent	0	0
Prepayments from customers, noncurrent	0	0
Total, noncurrent	0	0
Accounts payable	448,154	441,780
Other accounts payable	1,007	2,163
Prepayments from customers	22,288	5,690
Total	$ 471,449	$ 449,633